SHORT-TERM BANK DEPOSITS (Schedule of Short-Term Bank Deposits) (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of short-term bank deposits [Abstract]
USD bank deposits	[1]	$ 22,036	$ 16,828
Restricted bank deposits	[2]	180	89
Short-term bank deposits		$ 22,216	$ 16,917

[1]	The USD deposits bear annual interest of 2.48%-3.10% for the period of 357-368 days for 2018.
[2]	Restricted bank deposit which may be used only when certain conditions are met.